Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	AutoChina International Ltd
Entity Central Index Key	0001417370
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 65,356	$ 75,777
Restricted cash	973	160
Accounts receivable, net of provision for doubtful debts of $16,409 and $12,041 respectively	34,509	32,956
Inventories	6,350	6,728
Deposits for inventories	265	20
Prepaid expenses and other current assets	11,291	4,512
Current maturities of net investment in direct financing and sales-type leases, net of provision for doubtful debts of $249 and $296, respectively	179,601	196,213
Deferred income tax assets	1,863
Total current assets	300,208	316,366
Construction-in-progress		76,669
Property, equipment and leasehold improvements, net	82,831	4,985
Deferred income tax assets	3,757	2,547
Net investment in direct financing and sales-type leases, net of current maturities	69,272	38,739
Total assets	456,068	439,306
LIABILITIES AND EQUITY
Short-term borrowings (including short-term borrowings of the consolidated variable interest entities ("VIEs") without recourse to AutoChina of $89,015 and $75,412 as of June 30, 2013 and December 31, 2012, respectively)	116,529	102,458
Long-term borrowings, current (including long-term borrowings, current of the consolidated VIEs without recourse to AutoChina of nil and nil as of June 30, 2013 and December 31, 2012, respectively)	644
Accounts payable (including accounts payable of the consolidated VIEs without recourse to AutoChina of $1,097 and $68 as of June 30, 2013 and December 31, 2012, respectively)	9,860	16,392
Accounts payable, related parties (including accounts payable, related parties of the consolidated VIEs without recourse to AutoChina of $4,397 and $706 as of June 30, 2013 and December 31, 2012, respectively)	6,057	2,228
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to AutoChina of $8,122 and $4,857 as of June 30, 2013 and December 31, 2012, respectively)	18,589	15,049
Due to affiliates (including due to affiliates of the consolidated VIEs without recourse to AutoChina of $131 and $86 as of June 30, 2013 and December 31, 2012, respectively)	53,732	65,595
Customer deposits (including customer deposits of the consolidated VIEs without recourse to AutoChina of $537 and $161 as of June 30, 2013 and December 31, 2012, respectively)	2,854	1,956
Income tax payable (including income tax payable of the consolidated VIEs without recourse to AutoChina of $4,495 and $1,931 as of June 30, 2013 and December 31, 2012, respectively)	7,011	2,551
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to AutoChina of nil and nil as of June 30, 2013 and December 31, 2012, respectively)		4,717
Total current liabilities	215,276	210,946
Noncurrent liabilities
Long-term payables (including long-term borrowings of the consolidated VIEs without recourse to AutoChina of nil and nil as of June 30, 2013 and December 31, 2012, respectively)	707
Total liabilities	215,983	210,946
Commitment and Contingency
Equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued - none
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding - 23,538,919 shares at June 30, 2013 and December 31, 2012, respectively	24	24
Additional paid-in capital	325,798	323,856
Statutory reserves	16,997	16,997
Accumulated losses	(130,714)	(135,487)
Accumulated other comprehensive income	27,980	22,970
Total shareholders' equity	240,085	228,360
Total liabilities and shareholders' equity	$ 456,068	$ 439,306

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable	$ 16,409	$ 12,041
Provision for doubtful accounts net investment in direct financing and sales-type leases	249	296
Short-term Debt	116,529	102,458
Long-term Debt	644
Accounts Payable	9,860	16,392
Accounts Payable, Related Parties	6,057	2,228
Other Payables and Accrued Liabilities	18,589	15,049
Due to Affiliate	53,732	65,595
Customer Deposits	2,854	1,956
Taxes Payable	7,011	2,551
Deferred Tax Liabilities		4,717
Long-term payables	707
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	100,000,000	100,000,000
Common Stock, Shares, Issued (in shares)	23,538,919	23,538,919
Common Stock, Shares, Outstanding (in shares)	23,538,919	23,538,919
Variable Interest Entity
Short-term Debt	89,015	75,412
Long-term Debt
Accounts Payable	1,097	68
Accounts Payable, Related Parties	4,397	706
Other Payables and Accrued Liabilities	8,122	4,857
Due to Affiliate	131	86
Customer Deposits	537	161
Taxes Payable	4,495	1,931
Deferred Tax Liabilities	0	0
Long-term payables

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues
Commercial vehicles	$ 156,567		$ 213,674
Finance	10,279		20,780
Insurance	5,258		9,005
Total revenues	172,104		243,459
Cost of sales
Commercial vehicles	2,966		4,457
Commercial vehicles, related parties	150,239		204,956
Insurance	871		1,678
Total cost of sales	154,076		211,091
Gross profit	18,028		32,368
Operating (income) expenses
Selling and marketing	2,618		4,821
General and administrative	11,468		23,244
Interest expense	1,789		3,449
Interest expense, related parties	196		377
Other income, net	(4,227)		(6,640)
Total operating expenses	11,844		25,251
Income from operations	6,184		7,117
Other income
Interest income	135		227
Other income	135		227
Income before income taxes	6,319		7,344
Income tax provision	1,959	2,635	2,571	5,403
Net income	4,360	8,398	4,773	16,426
Foreign currency translation adjustment	4,182		5,010
Comprehensive income	8,542		9,783
Earnings per share
Earnings Per Share, Basic, Total	$ 0.19	$ 0.36	$ 0.2	$ 0.7
Earnings Per Share, Diluted, Total	$ 0.18	$ 0.36	$ 0.2	$ 0.7
Dividend declared per share
Weighted average shares outstanding
Basic	23,538,919	23,538,919	23,538,919	23,538,919
Diluted	23,687,491	23,561,344	23,777,275	23,613,692
As Adjusted - note 2
Revenues
Commercial vehicles		81,293		161,736
Finance		19,546		40,278
Insurance		3,982		5,875
Total revenues		104,821		207,889
Cost of sales
Commercial vehicles		1,827		4,574
Commercial vehicles, related parties		77,182		152,979
Insurance		470		470
Total cost of sales		79,479		158,023
Gross profit		25,342		49,866
Operating (income) expenses
Selling and marketing		2,727		4,851
General and administrative		8,815		16,945
Interest expense		2,976		6,771
Interest expense, related parties		230		511
Other income, net		(322)		(890)
Total operating expenses		14,426		28,188
Income from operations		10,916		21,677
Other income
Interest income		117		152
Other income		117		152
Income before income taxes		11,033		21,829
Income tax provision		2,635		5,403
Net income		8,398		16,426
Foreign currency translation adjustment		(1,552)		(1,360)
Comprehensive income		$ 6,846		$ 15,067
Earnings per share
Earnings Per Share, Basic, Total		$ 0.36		$ 0.7
Earnings Per Share, Diluted, Total		$ 0.36		$ 0.7
Dividend declared per share				$ 0.25
Weighted average shares outstanding
Basic		23,538,919		23,538,919
Diluted		23,561,344		23,613,692

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012 As Adjusted - note 2
Net cash provided by (used in) operating activities	$ (14,977)	$ 136,433
Cash flow from investing activities:
Capital expenditure on construction in progress		(74,111)
Purchase of property, equipment and leasehold improvements	(1,095)	(1,689)
Repayment (borrowing) of due from an affiliate		7,903
Net cash used in investing activities	(1,095)	(67,897)
Cash flow from financing activities:
Proceeds from borrowings	57,363	29,185
Repayments of borrowings	(43,877)	(102,315)
Proceeds from affiliates for debt	7,651	113,419
Repayment to affiliates	(19,843)	(73,480)
Increase in accounts payable, related parties	204,956	152,979
Repayment to accounts payable, related parties	(201,207)	(136,116)
Dividend paid		(5,885)
Capital distribution		(29,358)
Net cash provided by (used in) financing activities	5,043	(51,571)
Net cash provided by (used in) operating, financing and investing activities	(11,029)	16,965
Effect of foreign currency translation on cash and cash equivalents	608	(213)
Net increase (decrease) in cash and cash equivalents	(10,421)	16,752
Cash and equivalents, beginning of period	75,777	43,048
Cash and equivalents, end of period	65,356	59,800
Supplemental disclosure of cash flow information:
Interest paid	3,589	10,894
Income taxes paid	$ 5,855	$ 4,930

1. BACKGROUND	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 1. BACKGROUND

NOTE 1 – BACKGROUND

AutoChina International Limited (the “Company” or “AutoChina”) is a holding company whose only business operations are conducted through its wholly owned subsidiary, AutoChina Group Inc. (“ACG”). ACG’s operations primarily consist of the commercial vehicle sales, servicing, leasing and support business, which provides financing to customers to purchase commercial vehicles and related services. In April 2013, the Company commenced office leasing business in China.

The Company owns a store branch network in different regions of China to provide commercial vehicle sales and services which include leasing services, general support services, licensing and permit services, insurance services and registration services, to its lessee. As of June 3, 2013, the Company had 535 stores in 26 provinces or provincial-level regions.

The Company launched its own insurance agency business in December 2011 and has signed agreements with various major insurance companies in China to sell insurance. AutoChina’s 535 store locations are each licensed to sell insurance from these carrier partners.

On August 30, 2012, the Company’s independent directors approved, and the Company entered into, an equity transfer agreement through its wholly owned subsidiary, ACG, to purchase 100% of the equity of Heat Planet Holdings Limited (“Heat Planet”) and its subsidiaries, whose primary asset consists of 23 floors, or over 60,000 square meters, of newly constructed office space in the Kai Yuan Center building (the “Real Estate Asset”). Heat Planet was controlled by the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li. The total transaction value of approximately RMB1 billion ($159.3 million) was negotiated and approved by the Company’s Audit Committee and equals the appraisal value that was determined by a third party appraisal of the Real Estate Asset. Located at 5 East Main Street in Shijiazhuang, where the Company is currently based, the 245-meter tall Kai Yuan Center is the tallest building in Shijiazhuang and Hebei Province and will also be occupied by a Hilton Worldwide-operated, five-star hotel. The acquisition closed on September 11, 2012, and on October 12, 2012, the Company entered into a written consent with Heat Planet and its seller to modify the required timeframe to provide audited financial statements of Heat Planet to be delivered to the Company. The required audited financial statements of Heat Planet were delivered to the Company on December 26, 2012.The building was completed in April 2013, and AutoChina moved its headquarters to the new Kai Yuan Center, which serves as the control center for each of the Company’s 535 commercial vehicle financial centers located throughout China. The Company does not anticipate that it will occupy the entire office space purchased, and has commenced leasing out the unoccupied space, the proceeds from which will be reported as rental income.

Heat Planet’s equity was purchased for approximately $56.4 million. In connection with the acquisition, the Company assumed approximately $102.9 million in debt, resulting in a total transaction value of approximately $159.3 million. The $56.4 million purchase price is payable within six months of occupation of the Real Estate Asset, and any unpaid amounts after such six months will begin to accrue interest at the one-year rate announced by the People’s Bank of China (6.00% as of June 30, 2013).

In January 2013, the Company agreed to amend the contractual arrangements (the “Enterprise Agreements”) with its variable interest entities (“VIEs”), Kaiyuan Auto Trade Co., Ltd. (“Kaiyuan Auto Trade”) and Hebei Shijie Kaiyuan Logistics Co., Ltd. (“Kaiyuan Logistics”) and their registered shareholder, Hebei Kaiyuan Real Estate Development Co., Ltd. (“Hebei Kaiyuan”). Under the amendment to the Enterprise Agreements, Hebei Kaiyuan transferred its entire equity interest held in Kaiyuan Auto Trade (2%) and Kaiyuan Logistics (100%) to its parent company, Hebei Shengrong Investment Co., Ltd. (“Hebei Shengrong Investment”). Thereafter, Hebei Shengrong Investment became the registered shareholder of these two VIEs. Except for authorizing such transfer, the rights and obligations of the Company and the VIEs in the Enterprise Agreements remain unchanged. The amendment of the Enterprise Agreements does not have any financial impact to the Company’s financial positions and operating results.

In March 2013, the Company performed a group restructuring to transfer the entire equity interest of its subsidiary, Hebei Chuangjie Trading Co., Ltd. (“Chuangjie Trading”) from Ganglian Finance Leasing Co., Ltd. (“Ganglian Finance Leasing”) to Kaiyuan Auto Trade. The change resulted in Chuangjie Trading becoming a VIE of the Company. In addition, Fancy Think Limited transferred a 10% interest in Hebei Chuanglian Finance Leasing Co., Ltd. to Ganglian Finance Leasing. Accordingly, Fancy Think Limited and Ganglian Finance Leasing hold 80% and 20% interest of Chuanglian, respectively. The change in group structure does not have any financial impact to the Company’s financial position or operating results.

In March 2013, Ganglian Finance Leasing entered into a mortgage financing arrangement with China CITIC Bank, Shijiazhuang, Hebei Province Branch (“CITIC Bank”), whereby CITIC Bank agreed to provide up to 50% of the mortgage financing to Ganglian Finance Leasing’s lessees of commercial vehicles. Ganglian Finance Leasing agreed to provide a full guarantee to CITIC Bank for such mortgage financing and will provide a pledge of the ownership of the commercial vehicle to CITIC Bank to secure its guarantees.

In May 2013 Kaiyuan Auto Trade Co., Ltd. (“Kaiyuan Auto Trade”) changed its name to Kaiyuan Auto Trade Group Co., Ltd. (“Kaiyuan Auto Trade Group”). In June 2013 we established a new wholly-owned subsidiary called Hebei Ruiliang Property Services.

The following financial statement amounts and balances of the VIEs were included in the accompanying condensed consolidated financial statements as of June 30, 2013 and December 31, 2012 and for the six months ended June 30, 2013 and 2012:

	June 30,	December 31,
	2013	2012
	(unaudited)

Total assets	$297,377	$237,875
Total liabilities	107,794	83,221

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)

Revenues	$16,501	$8,546
Net (loss) income	(6,647)	706

2. ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 –ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

On September 11, 2012, the Company acquired 100% of the equity of Heat Planet and its subsidiaries from Alliance Rich Management Limited (“Alliance Rich”) through its wholly-owned subsidiary, ACG, for total consideration of approximately $159.3 million (see Note 1). On the same date, Mr. Li owned 65.9% and 100% equity of the Company and Alliance Rich, respectively. As both the Company and the acquired companies are under the common control of Mr. Li immediately before and after the acquisition, this transaction was accounted for as a merger under common control, using merger accounting as if the merger had been consummated at the beginning of the earliest period presented, and no gain or loss is recognized. All the assets and liabilities of Heat Planet and its subsidiaries are recorded at carrying value. The cash consideration in excess of carrying value of net assets of Heat Planet’s subsidiary was deemed a capital distribution to Mr. Li and a deduction to additional paid in capital amounting to $85,442 was recorded upon consummation of acquisition.

The Company has adjusted its financial statements for the six months ended June 30, 2012 to account for operating results and cash flows of Heat Planet and its subsidiaries to reflect the merger under common control.

Selected consolidated statement of income information for the six months ended June 30, 2012:

	Six months ended June 30, 2012 (as previously reported)	Effect of Adjustment	Six months ended June 30, 2012 (As Adjusted)
	(unaudited)	(unaudited)	(unaudited)

General and administrative	$16,896	$50	$16,946
Income from operations	21,727	(50)	21,677
Interest income	149	3	152
Income before income taxes	21,876	(47)	21,829
Net income	$16,473	$(47)	$16,426

Selected consolidated statement of income information for the three months ended June 30, 2012:

	Three months ended June 30, 2012 (as previously reported)	Effect of Adjustment	Three months ended June 30, 2012 (As Adjusted)
	(unaudited)	(unaudited)	(unaudited)

General and administrative	$8,776	$39	$8,815
Income from operations	10,955	(39)	10,916
Interest income	117	0	117
Income before income taxes	11,072	(39)	11,033
Net income	$8,437	$(39)	$8,398

9

Selected consolidated statement of cash flow information for the six months ended June 30, 2012:

	Six months ended June 30, 2012 (as previously reported)	Effect of Adjustment	Six months ended June 30, 2012 (As Adjusted)
	(unaudited)	(unaudited)	(unaudited)

Net cash provided by operating activities	$111,877	$24,556	$136,433
Net cash (used in) investing activities	(1,689)	(66,208)	(67,897)
Net cash (used in) provided by financing activities	(93,305)	41,734	(51,571)
Effect of foreign currency translation on cash	(185)	(28)	(213)
Net increase in cash and cash equivalents	16,698	54	16,752
Cash and equivalents, beginning of period	43,019	29	43,048
Cash and equivalents, end of period	$59,717	$83	$59,800

3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
NOTE 3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Unaudited Interim Financial Information

The accompanying unaudited condensed consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial reporting. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly state the operating results for the respective periods. Certain information and footnote disclosures normally present in annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to such rules and regulations. These condensed consolidated financial statements should be read in conjunction with the financial statements and footnotes thereto, included in the Company’s 2012 Annual Report filed with the SEC on April 30, 2013. The interim results of operations are not necessarily indicative of the results to be expected for the full fiscal year or any future periods.

Principles of Consolidation

The condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant inter-company balances and transactions have been eliminated in consolidation.

Fair Value of Financial Instruments

Financial instruments consist primarily of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, due to affiliates and short-term borrowings. The carrying amounts of the financial instruments at June 30, 2013 and December 31, 2012 approximated their fair values because of the short maturity of these instruments or existence of variable interest rates, which reflect current market rates.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information that the Company obtains from third parties is internally validated for reasonableness prior to use in the condensed consolidated financial statements. When observable market prices are not readily available, the Company generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, shareholders’ equity and net income or loss.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs are used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Guarantee

The Company recognizes the financial guarantees in accordance with ASC 460, “Guarantees”.

Revenue Recognition

The Company recognizes its current new commercial vehicle lease financing arrangement, including leases under the mortgage financing arrangement with China CITIC Bank, as a sales-type lease.  For new commercial vehicles financed by the Company, the Company recognizes revenue when the following conditions are met: (a) when the lease contract is signed, (b) when the customer has taken possession of the vehicle, and (c) if the collectability of owed amounts are reasonably assured. The Company recognizes revenue using the fair value of the commercial vehicles by reference to the retail market price of the vehicles. The Company also records the sale of the GPS tracking unit sold to the lessee upon the transfer of the title and delivery of the product. These sales revenues are recorded as “Commercial Vehicles”.

In addition, the Company recognizes its second-hand vehicle lease financing arrangement as a direct financing lease because it does not give rise to dealer’s profit or loss to the Company. Under the second-hand vehicle lease financing program, the Company holds the title of the used vehicle and then transfers title to the customer at the end of the lease term. The excess of aggregate lease rentals over the acquisition cost of leased second-hand vehicle constitutes unearned lease income to be taken into income over the lease term by using the effective interest method.

A membership fee is charged to all lessees for the privilege of utilizing the Company’s store branch network for certain services, which include general support services, licensing and permit services, insurance services and registration services. The membership fee is charged and collected by the Company when a direct financing and sales-type lease is signed. The Company records the amount as a deduction of minimum lease payment receivable. Revenue from our membership fee is deferred and recognized ratably over the term of the direct financing and sales-type lease. The difference between the gross investment in the lease (and the fair value of the commercial vehicles) is recorded as unearned income and amortized based on the effective interest rate method over the lease term. Management servicing fees are recognized when services are rendered. The Company also receives commissions from insurance institutions for referring its customers to buy auto insurance. Insurance commission and agency income is recorded when the insurance contract is signed and the insurance premium is paid to the insurance company. With respect to the value added services (tires, fuel, insurance and second-hand vehicles financing services) that the Company offers, the Company provides one to three months of revolving credit facilities to eligible customers. Revenue from our tires, fuel and insurance services that is charged and collected at the beginning of the financing period is deferred and recognized ratably based on the effective interest rate method over the term of the financing period.

The membership fee, interest from direct financing and sales-type lease, management servicing fee, and revenues from tires, fuel and insurance financing services are recorded as “Finance”. The insurance commission and agency fee is recorded as “Insurance”.

Penalty income generated from the lessees for late payment is recognized when the payment is overdue and the collectability is reasonably assured. This income is recorded as “Other income”.

Office rental income related to the office leases is recognized on an accrual basis when due from office tenants as required by the accounting guidance applicable to leases, which provides guidance on classification and recognition. In accordance with the Company's standard lease terms, rental payments are generally due on a monthly basis. Any cash concessions given at the inception of the lease are amortized over the approximate life of the lease, which is generally one year.

Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief executive officer, in deciding how to allocate resources and assessing performance. All of the Company’s sales are generated in the PRC and substantially all of the Company’s assets are located in the PRC. The Company’s operations consist of two reporting and operating segments, the commercial vehicle sales, servicing, leasing and support business, and office leasing business.

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with generally accepted accounting principles. Companies with complex capital structures are to present basic and diluted EPS. Basic EPS is measured as the income available to ordinary shareholders divided by the weighted average ordinary shares outstanding for the period. For basic EPS, the weighted average number of shares outstanding for the period includes contingently issuable shares (i.e., shares issuable for little or no cash consideration upon the satisfaction of the conditions of a contingent stock agreement) as of the date that all necessary conditions have been met. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Net income	$4,360	$8,398	$4,773	$16,426
Weighted average number of common shares outstanding – Basic	23,538,919	23,538,919	23,538,919	23,538,919
Stock options	148,572	22,425	238,356	74,773
Weighted average number of common shares outstanding – Diluted	23,687,491	23,561,344	23,777,275	23,613,692
Earnings per share
Basic	$0.19	$0.36	$0.20	$0.70
Diluted	$0.18	$0.36	$0.20	$0.70

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards or pronouncements, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.

4. ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
NOTE 4. ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Summaries of accounts receivable are as follows:

	June 30,	December 31,
	2013	2012
	(unaudited)

Net investment in direct financing and sales-type lease	$47,538	$41,427
Receivable from value-added services	3,380	3,570
Less: Allowance for doubtful accounts	(16,409)	(12,041)
	$34,509	$32,956

Net investment in direct financing and sales-type lease included into the accounts receivable represents the net investment in direct financing and sales-type lease which is overdue and delinquent.

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 –PREPAID EXPENSES AND OTHER CURRENT ASSETS

Summaries of prepaid expenses and other current assets are as follows:

	June 30,	December 31,
	2013	2012
	(unaudited)

Temporary advances to employees	$289	$197
Prepaid interest expenses	437	51
Prepaid rent	1,302	1,632
Prepaid other taxes	24	81
Prepaid fuel charges	42	46
Prepaid insurance	—	1,365
Other current assets	9,197	1,140
Total	$11,291	$4,512

Prepaid insurance mainly includes the insurance premium of directors and officers liability insurance of the Company and the amount prepaid by the Company on behalf of the customers for its insurance agency business. Other current assets mainly include short-term advances made to third parties, such as to petrol companies and to customers for insurance claims and as of June 30, 2013 includes $6.5 million advanced to an unrelated third party named Hebei Five Parties Real Estate Development Company, which was subsequently repaid in August 2013.

6. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES	6 Months Ended
Jun. 30, 2013
Leases [Abstract]
NOTE 6. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES

NOTE 6 – NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES

The following lists the components of the net investment in direct financing and sales-type leases:

	June 30,	December 31,
	2013	2012
	(unaudited)

Minimum lease payments receivable	$273,501	$261,652
Less: Allowance for doubtful accounts	(249)	(296)
Net minimum lease payments receivable	273,252	261,356
Less: unearned interest income	(24,379)	(26,404)

Net investment in direct financing and sales-type leases	248,873	234,952
Less: Current maturities of net investment in direct financing and sales-type leases	(179,601)	(196,213)

Net investment in direct financing and sales-type leases, net of current maturities	$69,272	$38,739

Net investment in direct financing and sales-type leases arises from the sale of commercial vehicles, for which the Company enters into monthly installment arrangements with its customers for approximately 2 years. The legal titles of the commercial vehicles are transferred to the customer when all the outstanding lease payments are fully settled. There is no unguaranteed residual value at the end of the lease upon the transfer of the lease. As of June 30, 2013 and December 31, 2012, the aggregate effective interest rate on direct financing and sales-type leases is approximately 16.86% and 18.96% per annum, respectively.

At June 30, 2013, future minimum lease payments are as follows:

	Years Ending December 31,
	2013	2014	2015	Total

Net minimum lease payments receivable	$122,886	$125,468	$24,898	$273,252
Less: unearned interest income	(13,911)	(9,759)	(709)	(24,379)
Net investment in direct financing and sales-type leases	$108,975	$115,709	$24,189	$248,873

7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
NOTE 7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

NOTE 7 – PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Summaries of property, equipment and leasehold improvements are as follows:

	June 30,	December 31,
	2013	2012
	(unaudited)

Buildings and leasehold improvements	$73,976	$1,512
Furniture and fixtures	6,539	6,189
Machinery and equipment	6,155	—
Company automobiles	1,867	1,730
Total	88,537	9,431

Less: accumulated depreciation and amortization	(5,706)	(4,446)
Property, equipment and leasehold improvements, net	$82,831	$4,985

Depreciation and amortization expense for the operations was approximately $869, $496, $1,342 and $919 for the three months and six months ended June 30, 2013 and 2012, respectively.

8. OTHER PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
NOTE 8. OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 8 – OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the following:

	June 30,	December 31,
	2013	2012
	(unaudited)

Accrued expenses	$1,644	$2,540
Business and other tax payables	6,674	6,418
Salary payable	1,924	1,524
Temporary receipt of insurance premium	236	176
Temporary receipt of insurance claims	881	755
Deposits received	5,699	2,128
Interest payable	157	207
Other current liabilities	1,374	1,301
Total	$18,589	$15,049

Deposits received represented security deposits received from staff and customer deposits. Temporary receipt of insurance premium represents the premium collected from customers but not yet paid to the insurance company. Temporary receipt of insurance claims represents the insurance claims received but not yet released to the relevant customers. Other current liabilities mainly include the unpaid expenses reimbursement due to staff, withholding taxes collected from customers for the value-added services.

9. LONG-TERM PAYABLES	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
9. LONG-TERM PAYABLES

NOTE 9 – LONG-TERM PAYABLES

Other Long-term payables consists of the following:

	June 30,	December 31,
	2013	2012
	(unaudited)

Total long-term payables	$1,463	$—
Less: Unrealized interest expense	(112)	—
Net long-term payables	$1,351	$—
Long-term payables, current	(644)	—
Long-term payables, non-current	$707	$—

Under the mortgage financing arrangement with CITIC Bank, the Company’s customers obtain mortgage financing from CITIC while the Company provides a guarantee. The Company enters into a lease contract directly with the customer and also enters into a contractual obligation to repay the mortgage financing on behalf of the customer. The CITIC mortgage financing has a 24-month term and as a result the Company recognizes a long-term liability for amounts borrowed under the CITIC mortgage financing arrangement.

The loans bore interest at rates in the range of 8.19% to 8.82% as of June 30, 2013, are denominated in RMB and have terms maturing within two years.

At June 30, 3013, future amounts due under long-term payables are as follows:

	Years Ending December 31,
	2013	2014	2015	Total

Long-term payables	$355	$742	$366	$1,463
Less: Unrealized interest expense	(46)	(58)	(8)	(112)
Total long-term payables	$309	$684	$357	$1,351

10. THIRD PARTY BORROWINGS	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
NOTE 10. THIRD PARTY BORROWINGS

NOTE 10 – THIRD PARTY BORROWINGS

Short-term borrowings

A summary of the Company’s short-term borrowings is as follows:

	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2013	2012	Maturities	2013	2012
				(unaudited)

Short-term bank loans	6.24%	7.03%	July 2013 to January 2014	$116,529	$102,458

Short-term bank loans represent loans from local banks that were used for working capital and capital expenditures purposes. The loans bore interest at rates in the range of 4.8% to 7.26% as of June 30, 2013, are denominated in RMB and have terms maturing within one year. [The company has repaid the loans that were due in July and August 2013, in addition to one loan due in September 2013.]

11. INCOME TAXES	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
NOTE 11. INCOME TAXES

NOTE 11 – INCOME TAXES

Cayman Islands: Under the current tax laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on their income or capital gains.

Hong Kong: The Company’s subsidiary in Hong Kong did not have assessable profits that were derived from Hong Kong during the six months ended June 30, 2013 and during 2012. Therefore, no Hong Kong profit tax has been provided for in the periods presented.

China: Effective January 1, 2008, the National People’s Congress of China enacted a new PRC Enterprise Income Tax Law, under which foreign invested enterprises and domestic companies are generally subject to enterprise income tax at a uniform rate of 25%.

Summaries of the income tax provision in the condensed consolidated statements of income are as follows:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012

Current	$5,623	$3,620	$10,361	$5,977
Deferred	(3,664)	(985)	(7,790)	(574)
Total	$1,959	$2,635	$2,571	$5,403

The tax effects of temporary differences representing deferred income tax assets (liabilities) result principally from the following:

	June 30,	December 31,
	2013	2012
	(unaudited)
Current
Deferred income tax assets:
Provision for doubtful accounts	$4,177	$3,096
Accrued liabilities	254	410
Tax loss carry forward	725	520
Other temporary differences	852	582
Net deferred income tax assets – current	6,008	4,608

Deferred income tax liabilities - current
Unearned income	(4,145)	(9,325)

Net deferred income tax assets (liabilities) – current	$1,863	$(4,717)

Non-current
Deferred income tax assets:
Accrued liabilities	1,776	1,738
Tax loss carry forward	2,174	1,560
Deferred income tax assets – non-current	3,950	3,298

Deferred income tax liabilities – non-current:
Unearned income	(193)	(751)

Net deferred income tax assets – non-current	$3,757	$2,547

As of June 30, 2013, deferred income tax assets derived from accrued liabilities, unearned income, tax loss carried forward, provision for doubtful accounts and other temporary differences arose from the same tax jurisdictions in China with the deferred income tax liabilities. Therefore, the respective deferred income tax assets and liabilities were net off for presentation.

At June 30, 2013, the Company had $11,600 of tax loss carry forwards that expire through December 31, 2016.

The difference between the effective income tax rate and the expected statutory rate was as follows:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Statutory rate	25.0%	25.0%	25.0%	25.0%
Non-deductible expenses	4.8%	2.8%	8.7%	3.3%
Non-taxable income	(1.4)%	(0.8)%	(2.4)%	(0.8)%
Effect of rate differences in various transportation centers	2.5%	(3.2)%	3.7%	(2.8)%
Effective tax rate	31.0%	23.8%	35.0%	24.7%

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Non-deductible expenses are mainly related to the share based payment. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Company did not have any significant interest and penalties associated with uncertain tax positions for the three months and six months ended June 30, 2013 and 2012. As of June 30, 2013 and December 31, 2012, the Company did not have any significant unrecognized uncertain tax positions.

12. COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
NOTE 12. COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases certain facilities under long-term, non-cancelable leases and month-to-month leases. These leases are accounted for as operating leases. Rent expense amounted to $771, $1,578, $722, and $1,368 for the three months and six months ended June 30, 2013 and 2012, respectively.

Future minimum payments under long-term, non-cancelable leases as of June 30, 2013, are as follows:

Year Ending December 31,	Future Minimum Payments
2013 (six months)	$50
2014	985
2015	265
2016	44
Total	$1,344

Legal Proceedings

The staff of the SEC conducted a non-public investigation relating to the Company and, in this regard, the Company and its officers have received subpoenas for information. On January 6, 2012, the Company announced that it received a Wells Notice from the staff of the SEC, which the Company responded to. The Company cooperated with the SEC regarding this matter, including voluntarily providing information beyond that formally requested by the SEC staff, in an effort to assist in an expeditious conclusion of the staff’s investigation. On April 11, 2012, the SEC filed a lawsuit against the Company and 11 of its shareholders for stock manipulation, alleging that the Company deliberately manipulated trading in its shares to create the appearance of a liquid and active market. The Company continues to work closely with its legal counsel and advisors to defend the Company. The Company is unable at this time to predict the outcome of this lawsuit or whether the Company will incur any liability associated with the lawsuit, or to estimate the effect such outcome would have on the condensed consolidated financial statements.

In the opinion of management, there are no other material claims assessments or litigation pending against the Company.

13. SEGMENT REPORTING	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
NOTE 13. SEGMENT REPORTING

NOTE 13 – SEGMENT REPORTING

The Company measures segment income as income from operations less depreciation and amortization.  The reportable segments are components of the Company which offer different products or services and are separately managed, with separate financial information available that is separately evaluated regularly by the Company’s Chief Executive Officer in determining the performance of the business.

Upon consummation of the merger of Heat Planet and the Company, the Company operated two segments: commercial vehicle sales, servicing, leasing and support segment and office leasing segment. Prior to the acquisition of Hebei Ruiliang Trading in April 2012, the Company operated a single segment of commercial vehicle sales, servicing, leasing and support segment. During the reporting periods, the office leasing segment did not commence operation and did not generate any revenues or operating results. However, the value of the assets of the office leasing segment as of June 30, 2013 and December 31, 2012 are $78,939 and $76,893, respectively. The remaining values of assets as of June 30, 2013 and December 31, 2012 are $377,129 and $362,413, respectively, which are related to the commercial vehicle sales, servicing, leasing and support segment.

14. RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
NOTE 14. RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 14 – RELATED PARTY BALANCES AND TRANSACTIONS

Due to affiliates:

During the periods presented, the Company has borrowed from the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li (“Mr. Li”), Honest Best and other companies affiliated with Mr. Li. Each of these loans was entered into to satisfy the Company’s short-term capital needs.

The amount due to Alliance Rich represented a portion of the consideration of the acquisition of Heat Planet. The amount is payable within six months of the later of the occupation of the Real Estate Asset, which occurred in April 2013, and delivery of the audited financial statements of Heat Planet for the five months ended May 31, 2012, which were delivered in December 2012. Therefore, any unpaid amounts after October 6, 2013 will begin to accrue interest at the one-year rate announced by the People’s Bank of China (6.00% as of June 30, 2013).

Prior to September 2011, the amount due to Hebei Kaiyuan was non-interest bearing, unsecured and due on demand by the lender. In September 2011, Hebei Kaiyuan began charging interest at 8.00% per annum, and continues to be unsecured and due on demand by the lender.

The amount due to Hebei Shengrong Kaiyuan Auto Parts Co., Ltd. (“Kaiyuan Shengrong”) bears the average interest rate of 6.93% per annum, which is adjustable in connection with the basis rate established by the People’s Bank of China, is unsecured and will commence maturity in July 2013.

The amount due to AutoChina Inc., Smart Success Investment Limited (“Smart Success”) and Alliance Rich were non-interest bearing, unsecured and due on demand by the lenders.

The outstanding amounts due to related parties as of June 30, 2013 and December 31, 2012 were as follows:

		June 30,	December 31,
	Notes	2013	2012
		(unaudited)

Mr. Li	(1)	$144	$144
Alliance Rich	(2)	39,961	56,170
Hebei Kaiyuan	(2)	5,084	1,162
Kaiyuan Shengrong	(2)	8,534	8,110
Smart Success	(2)	9	9
Total		$53,732	$65,595

Notes:

(1)	The Chairman and Chief Executive Officer of AutoChina.
(2)	Entity controlled by Mr. Li.

Accounts payable, related party:

During the periods presented, the Company purchased commercial vehicles from Ruituo, a company which is controlled by Mr. Li’s brother. The amount due to Ruituo was non-interest bearing until October 2011. In addition, the payable balance is unsecured and due on demand by Ruituo. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

The outstanding amount due to related party as of June 30, 2013 and December 31, 2012 was as follows:

		June 30,	December 31,
	Note	2013	2012
		(unaudited)

Ruituo	(1)	$6,057	$2,228

Note:

(1) Entity controlled by Mr. Li’s brother.

Related Party Transactions

During the periods presented, the details of the related party transactions were as follows:

		Six months ended June 30,
	Notes	2013	2012
		(unaudited)	As Adjusted – note 2 (unaudited)
Capital nature:
Hebei Kaiyuan	(1) (a)	$21,040	$65,037
Hebei Kaiyuan	(1) (d)	5,004	71,049
Kaiyuan Shengrong	(1) (b)	10,520	3,173
Kaiyuan Shengrong	(1) (c)	10,520	3,173
Ruihua Real Estate	(1) (a)	24,277	—
Ruituo	(2) (a)	24,277	—
Beijing Wantong Longxin Auto Trading Co., Ltd.	(3) (d)	—	41,369

Trading nature:
Beijing Wantong Longxin Auto Trading Co., Ltd.	(3) (g)	2,642	—
Hebei Kaiyuan	(1) (f)	$43	$43
Kaiyuan Shengrong	(1) (f)	282	131
Ruituo	(2) (e)	204,956	152,979
Ruituo	(2) (f)	52	279
Honest Best	(4) (f)	$—	$58

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li’s brother.
(3)	Entity in which Mr. Li’s brother holds a 40% equity interest.
(4)	Parent company of AutoChina and entity controlled by Mr. Li.

Nature of transaction:

(a)	Bank loan guarantee provided by the affiliates to the Company.
(b)	Bank loan guarantee provided by the Company to the affiliate.
(c)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.
(d)	Loan provided to the Company during the period.
(e)	Sale of automobiles to the Company, including VAT, during the period.
(f)	Interest expenses incurred by the Company during the period.
(g)	Deposits for inventories made by the Company to affiliates for the purchase of commercial vehicles and amounts returned during the year.

Since the year ended December 31, 2010, the Company started purchasing commercial vehicles from an affiliate of Mr. Li, Ruituo, at a markup of approximately 0.3%. The balance due on such purchase is interest-free, unsecured and due on demand and was initially interest-free. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

During the six months ended June 30, 2013 and 2012, the Company purchased commercial vehicles from Ruituo amounting to $204,956 and $152,979, respectively. The Company incurred interest expense of $52 and $279 for the purchase from Ruituo throughout the six months ended June 30, 2013 and 2012, respectively.

The Company occupied office space in Shijiazhuang, China provided by Hebei Kaiyuan, an affiliate of Mr. Li. Hebei Kaiyuan agreed to provide the office space at free of charge and no rental costs were incurred by the Company during the six months ended June 30, 2013 and 2012. In April 2013 the Company moved to and began occupying its new wholly-owned office space in the Kai Yuan Center.

15. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
NOTE 15. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES

NOTE 15 – CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES

The Company applies a systematic methodology to determine the allowance for credit losses for account receivables and net investments in direct financing and sales-type leases. Based upon a credit loss and risk factor analysis, since the Company only leases commercial vehicles to its customers, it considers its lessee customers as its only portfolio segment.

The Company further evaluated the portfolio by the class of the account receivables and net investments in direct financing and sales-type leases, which is defined as a level of information (below a portfolio segment) in which the receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk. The Company’s account receivables and net investments in direct financing and sales-type leases consist of the receivables from the net investment in direct financing and sales-type lease and the receivables from value-added services. The Company only offers the optional value-added services to existing customers who have a history of making on-time payments with the Company. The Company controls legal title to the commercial vehicles leased to the lessee customers and it is allowed to repossess the commercial vehicles if the lessee customer defaults on its monthly installment payments (of the net investment in direct financing and sales-type lease) or the payment of value-added services. Therefore, both of these receivables are secured by the commercial vehicles leased to the lessee customers and the Company uses the same credit control to evaluate the risk of credit loss.

Impaired net investment in direct financing and sales-type lease and receivable from value-added services

Net investment in direct financing and sales-type leases and receivables from value-added services is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the lease. The net investment in direct financing and sales-type leases and receivables from value-added services will be reviewed for impairment. Included in these amounts are leases that are in default, non-performing or in bankruptcy. Based on our non-performing direct financing and sales-type leases experience from those leases that were either matured or in the stage that were close to maturities, we also assess and make provision for performing loans. Recognition of income is suspended and a lease is placed on non-accrual status when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the lease becomes contractually current and/or collection doubts are removed. Cash receipts on impaired leases are recorded against the receivable and then to any unrecognized income.

Allowance for credit loss activity

In estimating the allowance for credit loss, the Company reviews the net investment in direct financing and sales-type lease and receivable from value-added services that are non-performing or in bankruptcy. The allowance for credit loss as of June 30, 2013 and December 31, 2012 were as follows:

	June 30,	December 31,
	2013	2012
	(unaudited)

Balance at the beginning of the period	$12,337	$5,544
Provision during the period	7,853	14,550
Bad debts written off	(3,532)	(7,757)
Balance at the end of the period	$16,658	$12,337

Credit quality of finance receivables

The credit quality of net investment in sales-type lease and receivable from value-added services is reviewed on a quarterly basis. Credit quality indicators include performing and non-performing. Non-performing is defined as receivables past due and/or on nonaccrual status or in bankruptcy. The receivables not meeting the criteria listed above are considered performing. Non-performing receivables have the highest probability for credit loss. The allowance for credit loss attributable to non-performing receivables is based on the most probable source of repayment, which is normally the residual value of commercial vehicles. In determining residual value of the commercial vehicles, the Company refers to the second-hand market values of the commercial vehicles as a reference.

The carrying amount of the performing and non-performing finance receivables as of June 30, 2013 and December 31, 2012 was as follows:

June 30, 2013	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$248,872	$—	$248,872
Accounts receivable	4,050	30,459	34,509
	$252,922	$30,459	$283,381

December 31, 2012	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$234,952	$—	$234,952
Accounts receivable	3,025	29,931	32,956
	$237,977	$29,931	$267,908

The carrying amount of the impaired finance receivables as of June 30, 2013 and December 31, 2012 was as follows:

June 30, 2013	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$862	$249	$613
Accounts receivable	38,369	16,409	21,960
	$39,231	$16,658	$22,573

December 31, 2012	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$5,084	$296	$4,788
Accounts receivable	29,716	12,041	17,675
	$34,800	$12,337	$22,463

The analysis of the age of the carrying amount of the overdue receivables as of June 30, 2013 and December 31, 2012 was as follows:

	June 30,	December 31,
	2013	2012

Less than 90 days	$16,223	$19,103
Over 90 days	30,645	22,869
	46,868	41,972
Less: allowance for credit losses	(16,409)	(12,041)
Total	$30,459	$29,931

For the three and six months ended June 30, 2013 and 2012, the related amount of interest income recognized for impaired finance receivables was $870, $1,903, $1,059 and $2,033, respectively.

3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant inter-company balances and transactions have been eliminated in consolidation.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments consist primarily of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, due to affiliates and short-term borrowings. The carrying amounts of the financial instruments at June 30, 2013 and December 31, 2012 approximated their fair values because of the short maturity of these instruments or existence of variable interest rates, which reflect current market rates.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information that the Company obtains from third parties is internally validated for reasonableness prior to use in the condensed consolidated financial statements. When observable market prices are not readily available, the Company generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, shareholders’ equity and net income or loss.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs are used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Guarantee	Guarantee The Company recognizes the financial guarantees in accordance with ASC 460, “Guarantees”.
Revenue Recognition

Revenue Recognition

The Company recognizes its current new commercial vehicle lease financing arrangement, including leases under the mortgage financing arrangement with China CITIC Bank, as a sales-type lease.  For new commercial vehicles financed by the Company, the Company recognizes revenue when the following conditions are met: (a) when the lease contract is signed, (b) when the customer has taken possession of the vehicle, and (c) if the collectability of owed amounts are reasonably assured. The Company recognizes revenue using the fair value of the commercial vehicles by reference to the retail market price of the vehicles. The Company also records the sale of the GPS tracking unit sold to the lessee upon the transfer of the title and delivery of the product. These sales revenues are recorded as “Commercial Vehicles”.

In addition, the Company recognizes its second-hand vehicle lease financing arrangement as a direct financing lease because it does not give rise to dealer’s profit or loss to the Company. Under the second-hand vehicle lease financing program, the Company holds the title of the used vehicle and then transfers title to the customer at the end of the lease term. The excess of aggregate lease rentals over the acquisition cost of leased second-hand vehicle constitutes unearned lease income to be taken into income over the lease term by using the effective interest method.

A membership fee is charged to all lessees for the privilege of utilizing the Company’s store branch network for certain services, which include general support services, licensing and permit services, insurance services and registration services. The membership fee is charged and collected by the Company when a direct financing and sales-type lease is signed. The Company records the amount as a deduction of minimum lease payment receivable. Revenue from our membership fee is deferred and recognized ratably over the term of the direct financing and sales-type lease. The difference between the gross investment in the lease (and the fair value of the commercial vehicles) is recorded as unearned income and amortized based on the effective interest rate method over the lease term. Management servicing fees are recognized when services are rendered. The Company also receives commissions from insurance institutions for referring its customers to buy auto insurance. Insurance commission and agency income is recorded when the insurance contract is signed and the insurance premium is paid to the insurance company. With respect to the value added services (tires, fuel, insurance and second-hand vehicles financing services) that the Company offers, the Company provides one to three months of revolving credit facilities to eligible customers. Revenue from our tires, fuel and insurance services that is charged and collected at the beginning of the financing period is deferred and recognized ratably based on the effective interest rate method over the term of the financing period.

The membership fee, interest from direct financing and sales-type lease, management servicing fee, and revenues from tires, fuel and insurance financing services are recorded as “Finance”. The insurance commission and agency fee is recorded as “Insurance”.

Penalty income generated from the lessees for late payment is recognized when the payment is overdue and the collectability is reasonably assured. This income is recorded as “Other income”.

Office rental income related to the office leases is recognized on an accrual basis when due from office tenants as required by the accounting guidance applicable to leases, which provides guidance on classification and recognition. In accordance with the Company's standard lease terms, rental payments are generally due on a monthly basis. Any cash concessions given at the inception of the lease are amortized over the approximate life of the lease, which is generally one year.

Segment Reporting

Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief executive officer, in deciding how to allocate resources and assessing performance. All of the Company’s sales are generated in the PRC and substantially all of the Company’s assets are located in the PRC. The Company’s operations consist of two reporting and operating segments, the commercial vehicle sales, servicing, leasing and support business, and office leasing business.

Earnings Per Share

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with generally accepted accounting principles. Companies with complex capital structures are to present basic and diluted EPS. Basic EPS is measured as the income available to ordinary shareholders divided by the weighted average ordinary shares outstanding for the period. For basic EPS, the weighted average number of shares outstanding for the period includes contingently issuable shares (i.e., shares issuable for little or no cash consideration upon the satisfaction of the conditions of a contingent stock agreement) as of the date that all necessary conditions have been met. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards or pronouncements, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.

1. BACKGROUND (Tables)	6 Months Ended
Jun. 30, 2013
Background Tables
Schedule of financial statement amounts and balances of the VIEs

	June 30,	December 31,
	2013	2012
	(unaudited)

Total assets	$297,377	$237,875
Total liabilities	107,794	83,221

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)

Revenues	$16,501	$8,546
Net (loss) income	(6,647)	706

2. ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
2. ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

Selected consolidated statement of income information for the six months ended June 30, 2012:

	Six months ended June 30, 2012 (as previously reported)	Effect of Adjustment	Six months ended June 30, 2012 (As Adjusted)
	(unaudited)	(unaudited)	(unaudited)

General and administrative	$16,896	$50	$16,946
Income from operations	21,727	(50)	21,677
Interest income	149	3	152
Income before income taxes	21,876	(47)	21,829
Net income	$16,473	$(47)	$16,426

Selected consolidated statement of income information for the three months ended June 30, 2012:

	Three months ended June 30, 2012 (as previously reported)	Effect of Adjustment	Three months ended June 30, 2012 (As Adjusted)
	(unaudited)	(unaudited)	(unaudited)

General and administrative	$8,776	$39	$8,815
Income from operations	10,955	(39)	10,916
Interest income	117	0	117
Income before income taxes	11,072	(39)	11,033
Net income	$8,437	$(39)	$8,398

Selected consolidated statement of cash flow information for the six months ended June 30, 2012:

	Six months ended June 30, 2012 (as previously reported)	Effect of Adjustment	Six months ended June 30, 2012 (As Adjusted)
	(unaudited)	(unaudited)	(unaudited)

Net cash provided by operating activities	$111,877	$24,556	$136,433
Net cash (used in) investing activities	(1,689)	(66,208)	(67,897)
Net cash (used in) provided by financing activities	(93,305)	41,734	(51,571)
Effect of foreign currency translation on cash	(185)	(28)	(213)
Net increase in cash and cash equivalents	16,698	54	16,752
Cash and equivalents, beginning of period	43,019	29	43,048
Cash and equivalents, end of period	$59,717	$83	$59,800

3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basic and diluted earnings per share
	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Net income	$4,360	$8,398	$4,773	$16,426
Weighted average number of common shares outstanding – Basic	23,538,919	23,538,919	23,538,919	23,538,919
Stock options	148,572	22,425	238,356	74,773
Weighted average number of common shares outstanding – Diluted	23,687,491	23,561,344	23,777,275	23,613,692
Earnings per share
Basic	$0.19	$0.36	$0.20	$0.70
Diluted	$0.18	$0.36	$0.20	$0.70

4. ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Summary of accounts receivable
	June 30,	December 31,
	2013	2012
	(unaudited)

Net investment in direct financing and sales-type lease	$47,538	$41,427
Receivable from value-added services	3,380	3,570
Less: Allowance for doubtful accounts	(16,409)	(12,041)
	$34,509	$32,956

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets
	June 30,	December 31,
	2013	2012
	(unaudited)

Temporary advances to employees	$289	$197
Prepaid interest expenses	437	51
Prepaid rent	1,302	1,632
Prepaid other taxes	24	81
Prepaid fuel charges	42	46
Prepaid insurance	—	1,365
Other current assets	9,197	1,140
Total	$11,291	$4,512

6. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	6 Months Ended
Jun. 30, 2013
Leases [Abstract]
Components of the net investment in direct financing and sales-type leases
	June 30,	December 31,
	2013	2012
	(unaudited)

Minimum lease payments receivable	$273,501	$261,652
Less: Allowance for doubtful accounts	(249)	(296)
Net minimum lease payments receivable	273,252	261,356
Less: unearned interest income	(24,379)	(26,404)

Net investment in direct financing and sales-type leases	248,873	234,952
Less: Current maturities of net investment in direct financing and sales-type leases	(179,601)	(196,213)

Net investment in direct financing and sales-type leases, net of current maturities	$69,272	$38,739

Summary of Future minimum lease payments

At June 30, 2013, future minimum lease payments are as follows:

	Years Ending December 31,
	2013	2014	2015	Total

Net minimum lease payments receivable	$122,886	$125,468	$24,898	$273,252
Less: unearned interest income	(13,911)	(9,759)	(709)	(24,379)
Net investment in direct financing and sales-type leases	$108,975	$115,709	$24,189	$248,873

7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Tables)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Summary of property, equipment and leasehold improvements
	June 30,	December 31,
	2013	2012
	(unaudited)

Buildings and leasehold improvements	$73,976	$1,512
Furniture and fixtures	6,539	6,189
Machinery and equipment	6,155	—
Company automobiles	1,867	1,730
Total	88,537	9,431

Less: accumulated depreciation and amortization	(5,706)	(4,446)
Property, equipment and leasehold improvements, net	$82,831	$4,985

8. OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Schedule of Other payables and accrued liabilities
	June 30,	December 31,
	2013	2012
	(unaudited)

Accrued expenses	$1,644	$2,540
Business and other tax payables	6,674	6,418
Salary payable	1,924	1,524
Temporary receipt of insurance premium	236	176
Temporary receipt of insurance claims	881	755
Deposits received	5,699	2,128
Interest payable	157	207
Other current liabilities	1,374	1,301
Total	$18,589	$15,049

9. LONG-TERM PAYABLES (Tables)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Schedule Other Long-term payables
	June 30,	December 31,
	2013	2012
	(unaudited)

Total long-term payables	$1,463	$—
Less: Unrealized interest expense	(112)	—
Net long-term payables	$1,351	$—
Long-term payables, current	(644)	—
Long-term payables, non-current	$707	$—

Schedule of Futute Maturities
	Years Ending December 31,
	2013	2014	2015	Total

Long-term payables	$355	$742	$366	$1,463
Less: Unrealized interest expense	(46)	(58)	(8)	(112)
Total long-term payables	$309	$684	$357	$1,351

10. THIRD PARTY BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Summary of short-term borrowings
	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2013	2012	Maturities	2013	2012
				(unaudited)

Short-term bank loans	6.24%	7.03%	July 2013 to January 2014	$116,529	$102,458

11. INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
		Three months ended June 30,		Six months ended June 30,
		2013	2012	2013		2012

Current	$5,623	$3,620	$10,361	$5,977
Deferred	(3,664)	(985)	(7,790)	(574)
	Total	$1,959	$2,635		$2,571	$5,403

Schedule of Deferred Tax Assets and Liabilities
	June 30,	December 31,
	2013	2012
	(unaudited)
Current
Deferred income tax assets:
Provision for doubtful accounts	$4,177	$3,096
Accrued liabilities	254	410
Tax loss carry forward	725	520
Other temporary differences	852	582
Net deferred income tax assets – current	6,008	4,608

Deferred income tax liabilities - current
Unearned income	(4,145)	(9,325)

Net deferred income tax assets (liabilities) – current	$1,863	$(4,717)

Non-current
Deferred income tax assets:
Accrued liabilities	1,776	1,738
Tax loss carry forward	2,174	1,560
Deferred income tax assets – non-current	3,950	3,298

Deferred income tax liabilities – non-current:
Unearned income	(193)	(751)

Net deferred income tax assets – non-current	$3,757	$2,547

Schedule of Effective Income Tax Rate Reconciliation
	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Statutory rate	25.0%	25.0%	25.0%	25.0%
Non-deductible expenses	4.8%	2.8%	8.7%	3.3%
Non-taxable income	(1.4)%	(0.8)%	(2.4)%	(0.8)%
Effect of rate differences in various transportation centers	2.5%	(3.2)%	3.7%	(2.8)%
Effective tax rate	31.0%	23.8%	35.0%	24.7%

12. COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Year Ending December 31,	Future Minimum Payments
2013 (six months)	$50
2014	985
2015	265
2016	44
Total	$1,344

14. RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Due to affiliates

The outstanding amounts due to related parties as of June 30, 2013 and December 31, 2012 were as follows:

		June 30,	December 31,
	Notes	2013	2012
		(unaudited)

Mr. Li	(1)	$144	$144
Alliance Rich	(2)	39,961	56,170
Hebei Kaiyuan	(2)	5,084	1,162
Kaiyuan Shengrong	(2)	8,534	8,110
Smart Success	(2)	9	9
Total		$53,732	$65,595

Notes:

(1)	The Chairman and Chief Executive Officer of AutoChina.
(2)	Entity controlled by Mr. Li.

Accounts payable, related parties

The outstanding amount due to related party as of June 30, 2013 and December 31, 2012 was as follows:

		June 30,	December 31,
	Note	2013	2012
		(unaudited)

Ruituo	(1)	$6,057	$2,228

Note:

(1) Entity controlled by Mr. Li’s brother.

Schedule of related party transactions

During the periods presented, the details of the related party transactions were as follows:

		Six months ended June 30,
	Notes	2013	2012
		(unaudited)	As Adjusted – note 2 (unaudited)
Capital nature:
Hebei Kaiyuan	(1) (a)	$21,040	$65,037
Hebei Kaiyuan	(1) (d)	5,004	71,049
Kaiyuan Shengrong	(1) (b)	10,520	3,173
Kaiyuan Shengrong	(1) (c)	10,520	3,173
Ruihua Real Estate	(1) (a)	24,277	—
Ruituo	(2) (a)	24,277	—
Beijing Wantong Longxin Auto Trading Co., Ltd.	(3) (d)	—	41,369

Trading nature:
Beijing Wantong Longxin Auto Trading Co., Ltd.	(3) (g)	2,642	—
Hebei Kaiyuan	(1) (f)	$43	$43
Kaiyuan Shengrong	(1) (f)	282	131
Ruituo	(2) (e)	204,956	152,979
Ruituo	(2) (f)	52	279
Honest Best	(4) (f)	$—	$58

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li’s brother.
(3)	Entity in which Mr. Li’s brother holds a 40% equity interest.
(4)	Parent company of AutoChina and entity controlled by Mr. Li.

Nature of transaction:

(a)	Bank loan guarantee provided by the affiliates to the Company.
(b)	Bank loan guarantee provided by the Company to the affiliate.
(c)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.
(d)	Loan provided to the Company during the period.
(e)	Sale of automobiles to the Company, including VAT, during the period.
(f)	Interest expenses incurred by the Company during the period.
(g)	Deposits for inventories made by the Company to affiliates for the purchase of commercial vehicles and amounts returned during the year.

15. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Tables)	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables
	June 30,	December 31,
	2013	2012
	(unaudited)

Balance at the beginning of the period	$12,337	$5,544
Provision during the period	7,853	14,550
Bad debts written off	(3,532)	(7,757)
Balance at the end of the period	$16,658	$12,337

Carrying amount of the performing and non-performing finance receivables

The carrying amount of the performing and non-performing finance receivables as of June 30, 2013 and December 31, 2012 was as follows:

June 30, 2013	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$248,872	$—	$248,872
Accounts receivable	4,050	30,459	34,509
	$252,922	$30,459	$283,381

December 31, 2012	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$234,952	$—	$234,952
Accounts receivable	3,025	29,931	32,956
	$237,977	$29,931	$267,908

Impaired Financing Receivables

The carrying amount of the impaired finance receivables as of June 30, 2013 and December 31, 2012 was as follows:

June 30, 2013	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$862	$249	$613
Accounts receivable	38,369	16,409	21,960
	$39,231	$16,658	$22,573

December 31, 2012	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$5,084	$296	$4,788
Accounts receivable	29,716	12,041	17,675
	$34,800	$12,337	$22,463

Age analysis of overdue receivables

The analysis of the age of the carrying amount of the overdue receivables as of June 30, 2013 and December 31, 2012 was as follows:

	June 30,	December 31,
	2013	2012

Less than 90 days	$16,223	$19,103
Over 90 days	30,645	22,869
	46,868	41,972
Less: allowance for credit losses	(16,409)	(12,041)
Total	$30,459	$29,931

1. BACKGROUND (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Total assets	$ 456,068		$ 456,068		$ 439,306
Total liabilities	215,983		215,983		210,946
Revenues	172,104		243,459
Net (loss) income	4,360	8,398	4,773	16,426
VIEs
Total assets	297,377		297,377		237,875
Total liabilities	107,794		107,794		83,221
Revenues			16,501	8,546
Net (loss) income			$ (6,647)	$ 706

2. ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
General and administrative	$ 11,468		$ 23,244
Income from operations	6,184		7,117
Interest income	135		227
Income before income taxes	6,319		7,344
Net income	4,360	8,398	4,773	16,426
Net cash provided by operating activities			(14,977)
Net cash (used in) investing activities			(1,095)
Effect of foreign currency translation on cash and cash equivalents			608
Net cash (used in) provided by financing activities			5,043
Net increase in cash and cash equivalents			(10,421)
Cash and equivalents, beginning of period			75,777
Cash and equivalents, end of period	65,356		65,356
As previously reported
General and administrative		8,776		16,896
Income from operations		10,955		21,727
Interest income		117		149
Income before income taxes		11,072		21,876
Net income		8,437		16,473
Net cash provided by operating activities				111,877
Net cash (used in) investing activities				(1,689)
Effect of foreign currency translation on cash and cash equivalents				(185)
Net cash (used in) provided by financing activities				(93,305)
Net increase in cash and cash equivalents				16,698
Cash and equivalents, beginning of period				43,019
Cash and equivalents, end of period		59,717		59,717
Effect of Adjustment
General and administrative		39		50
Income from operations		(39)		(50)
Interest income		0		3
Income before income taxes		(39)		(47)
Net income		(39)		(47)
Net cash provided by operating activities				24,556
Net cash (used in) investing activities				(66,208)
Effect of foreign currency translation on cash and cash equivalents				(28)
Net cash (used in) provided by financing activities				41,734
Net increase in cash and cash equivalents				54
Cash and equivalents, beginning of period				29
Cash and equivalents, end of period		83		83
As Adjusted
General and administrative		8,815		16,946
Income from operations		10,916		21,677
Interest income		117		152
Income before income taxes		11,033		21,829
Net income		8,398		16,426
Net cash provided by operating activities				136,433
Net cash (used in) investing activities				(67,897)
Effect of foreign currency translation on cash and cash equivalents				(213)
Net cash (used in) provided by financing activities				(51,571)
Net increase in cash and cash equivalents				16,752
Cash and equivalents, beginning of period				43,048
Cash and equivalents, end of period		$ 59,800		$ 59,800

3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Accounting Policies [Abstract]
Net income	$ 4,360	$ 8,398	$ 4,773	$ 16,426
Weighted average number of common shares outstanding – Basic	23,538,919	23,538,919	23,538,919	23,538,919
Stock options	148,572	22,425	238,356	74,773
Weighted average number of common shares outstanding – Diluted	23,687,491	23,561,344	23,777,275	23,613,692
Earnings per share
Basic	$ 0.19	$ 0.36	$ 0.2	$ 0.7
Diluted	$ 0.18	$ 0.36	$ 0.2	$ 0.7

4. Accounts receivable (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Receivables [Abstract]
Net investment in direct financing and sales-type leases	$ 47,538	$ 41,427
Receivable From Value Added Services	3,380	3,570
Less: Allowance for doubtful accounts	(16,409)	(12,041)
Accounts Receivable, Net, Current	$ 34,509	$ 32,956

5. Prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Temporary advances to employees	$ 289	$ 197
Prepaid interest expenses	437	51
Prepaid rent	1,302	1,632
Prepaid other taxes	24	81
Prepaid fuel charges	42	46
Prepaid insurance expenses		1,365
Other current assets	9,197	1,140
Total	$ 11,291	$ 4,512

6. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Leases [Abstract]
Minimum lease payments receivable	$ 273,501	$ 261,652
Less: Allowance for doubtful accounts	(249)	(296)
Net minimum lease payments receivable	273,252	261,356
Less: unearned interest income	(24,379)	(26,404)
Net investment in direct financing and sales-type leases	248,872	234,952
Less: Current maturities of net investment in direct financing and sales-type leases	(179,601)	(196,213)
Net investment in direct financing and sales-type leases, net of current maturities	$ 69,272	$ 38,739

6. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Net minimum lease payments receivable	$ 273,252
Less: unearned interest income	(24,379)	(26,404)
Net investment in direct financing and sales-type leases	248,873
Year 2013
Net minimum lease payments receivable (2013)	122,886
Less: unearned interest income	(13,911)
Net investment in direct financing and sales-type leases	108,975
Year 2014
Net minimum lease payments receivable (2014)	125,468
Less: unearned interest income	(9,759)
Net investment in direct financing and sales-type leases	115,709
Year 2015
Net minimum lease payments receivable (2015)	24,898
Less: unearned interest income	(709)
Net investment in direct financing and sales-type leases	$ 24,189

6. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Net Investment In Direct Financing And Sales-Type Leases Details Narrative
Term Of Lease	2 years
Capital Leases Net Investment In Direct Financing and Sales Type Leases Effective Interest Rate	16.86%	18.96%

7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Buildings and Leasehold improvements	$ 73,976	$ 1,512
Furniture and fixtures	6,539	6,189
Machinery and equipment	6,155
Company automobiles	1,867	1,730
Total	88,537	9,431
Less: accumulated depreciation and amortization	(5,706)	(4,446)
Property, equipment and leasehold improvements, net	$ 82,831	$ 4,985

7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Property Equipment And Leasehold Improvements Net Details Narrative
Depreciation, Depletion and Amortization	$ 869	$ 496	$ 1,342	$ 919

8. Other payables and accrued liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued expenses	$ 1,644	$ 2,540
Business and other tax payables	6,674	6,418
Salary payable	1,924	1,524
Temporary receipt of insurance premium	236	176
Temporary receipt of insurance claims	881	755
Deposits received	5,699	2,128
Interest payable	157	207
Other current liabilities	1,374	1,301
Total	$ 18,589	$ 15,049

9. LONG-TERM PAYABLES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Total long-term payables	$ 1,351
Less: Unrealized interest expense	(112)
Net long-term payables	1,351
Long-term payables, current	(644)
Long-term payables, non-current	$ 707

9. LONG-TERM PAYABLES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-Term Payables Details 1
Long-term payables year ending 2013	$ 355
Long-term payables year ending 2014	742
Long-term payables year ending 2015	366
Long-term payables	1,463
Less: Unrealized interest expense year ending 2013	(46)
Less: Unrealized interest expense year ending 2014	(58)
Less: Unrealized interest expense year ending 2015	(8)
Less: Unrealized interest expense	(112)
Total long-term payables year ending 2013	309
Total long-term payables year ending 2014	684
Total long-term payables year ending 2015	357
Total long-term payables	$ 1,351

9. LONG-TERM PAYABLES (Details Narrative)	Jun. 30, 2013
Minimum
Long-term loans interest rate	8.19%
Maximum
Long-term loans interest rate	8.82%

10. THIRD PARTY BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Short Term Bank Loans Weighted Average Interest Rate	6.24%	7.03%
Short-term bank loans, Maturities	July 2013 to January 2014
Short-term bank loans	$ 116,529	$ 102,458

11. INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Current	$ 5,623	$ 3,620	$ 10,361	$ 5,977
Deferred	(3,664)	(985)	(7,790)	(574)
Total	$ 1,959	$ 2,635	$ 2,571	$ 5,403

11. INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current Deferred income tax assets:
Provision for doubtful accounts	$ 4,177	$ 3,096
Accrued liabilities	254	410
Tax loss carry forward	725	520
Other temporary differences	852	582
Net deferred income tax assets - current	6,008	4,608
Current Deferred income tax liabilities:
Unearned income	(4,145)	(9,325)
Net deferred income tax liabilities - current		(4,717)
Non-current Deferred income tax assets:
Accrued liabilities	1,776	1,738
Tax loss carry forward	2,174	1,560
Deferred income tax assets - non-current	3,950	3,298
Non current Deferred income tax liabilities:
Unearned income	(193)	(751)
Net deferred income tax assets - non-current	$ 3,757	$ 2,547

11. INCOME TAXES (Details 2)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Statutory rate	25.00%	25.00%	25.00%	25.00%
Non-deductible expenses	4.80%	2.80%	8.70%	3.30%
Non-taxable income	(1.40%)	(8.00%)	(2.40%)	(8.00%)
Effect of rate differences in various transportation centers	2.50%	(3.20%)	3.70%	(2.80%)
Effective tax rate	31.00%	23.80%	35.00%	24.70%

11. INCOME TAXES (Details Narrative) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Income Taxes Details Narrative
Operating Loss Carryforwards	$ 11,600
Operating Loss Carryforwards, Expiration Dates	Dec 31, 2016

12. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2013
Commitments And Contingencies Details
2013 (six months)	$ 50
2014	985
2015	265
2016	44
Total	$ 1,344

12. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Commitments And Contingencies Details Narrative
Operating Leases, Rent Expense	$ 771	$ 722	$ 1,578	$ 1,368

13. SEGMENT REPORTING (Details Narrative) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Assets	$ 456,068	$ 439,306
Office Leasing Segment
Assets	78,939	76,893
Other Segments
Assets	$ 377,129	$ 362,413

14. RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Due to affiliates	$ 53,732	$ 65,595
Mr. Li
Due to affiliates	144	144
Alliance Rich
Due to affiliates	39,961	56,170
Hebei Kaiyuan
Due to affiliates	5,084	1,162
Kaiyuan Shengrong
Due to affiliates	8,534	8,110
Smart Success
Due to affiliates	$ 9	$ 9

14. RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accounts Payable, Related Parties	$ 6,057	$ 2,228
Ruituo
Accounts Payable, Related Parties	$ 6,057	$ 2,228

14. RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2013 Ruituo	Jun. 30, 2012 Ruituo
Purchases from related party, commercial vehicles			$ 204,956	$ 152,979
Interest expense, related party	$ 196	$ 377	$ 52	$ 279

15. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Receivables [Abstract]
Balance at the beginning of the period	$ 12,337	$ 5,544
Provision during the period	7,853	14,550
Bad debts written off	(3,532)	(7,757)
Balance at the end of the period	$ 16,658	$ 12,337

15. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Net investment in direct financing and sales-type leases	$ 248,872	$ 234,952
Accounts receivable	34,509	32,956
Total	283,381	267,908
Performing Financing Receivable
Net investment in direct financing and sales-type leases	248,872	234,952
Accounts receivable	4,050	3,025
Total	252,922	237,977
Nonperforming Financing Receivable
Net investment in direct financing and sales-type leases
Accounts receivable	30,459	29,931
Total	$ 30,459	$ 29,931

15. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Impaired Financing Receivable, Gross Amount	$ 39,231	$ 34,800
Impaired Financing Receivable, Allowance For Credit Losses	16,658	12,337
Impaired Financing Receivable, Total Carrying Amount	22,573	22,463
Direct financing and sales-type leases
Impaired Financing Receivable, Gross Amount	862	5,084
Impaired Financing Receivable, Allowance For Credit Losses	249	296
Impaired Financing Receivable, Total Carrying Amount	613	4,788
Accounts Receivable
Impaired Financing Receivable, Gross Amount	38,369	29,716
Impaired Financing Receivable, Allowance For Credit Losses	16,409	12,041
Impaired Financing Receivable, Total Carrying Amount	$ 21,960	$ 17,675

15. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Less: allowance for credit losses	$ 16,658	$ 12,337	$ 5,544
Total	283,381	267,908
Nonperforming Financing Receivable
Less than 90 days	16,223	19,103
Over 90 days	30,645	22,869
Financing Receivable, Recorded Investment, Past Due	46,868	41,972
Less: allowance for credit losses	(16,409)	(12,041)
Total	$ 30,459	$ 29,931

15. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Credit Quality Of Financing Receivables And Allowance For Credit Losses Details Narrative
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	$ 870	$ 1,903	$ 1,059	$ 2,033